Contingencies (Narrative) (Details) - Godbri Datano Claim [Member]	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Description of nature of obligation, contingent liabilities	During September 2012, Godbri Mining Limited (“Godbri”), a private Ghanaian company, lodged a statement of claim in the High Court of Justice, Accra, Ghana, seeking a declaration that, among other things, the sale of the Datano concession to Adansi Ghana is null and void. Godbri claims to be the owner of 38% of the issued share capital of Midras Mining Limited and states that it did not consent to the acquisition of the Datano concession by Adansi Ghana. Adansi Ghana filed a defense on November 12, 2012.
Explanation of estimated financial effect of contingent liabilities	Godbri subsequently amended its claim in January 2013 and again in March 2013, after which both the Company and Adansi Ghana filed further defenses. The matter is currently awaiting trial but the Company considers the claim made by Godbri to be spurious and without merit. Godbri has taken no further steps in the suit since June 2013. The Company has not reserved any amount of expense or liability in connection with the claim.